Warrants - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 17, 2014
Equity [Abstract]
Number of common stock purchased	542,360
Exercise price of warrants	$ 2.00		$ 2.00
Warrant exercisable period	5 years
Warrant expense recognized	$ 0	$ 700,000